Structure and Business Operations of Petroleos Mexicanos, Subsidiary Entities and Subsidiary Companies	12 Months Ended
Dec. 31, 2019
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Structure and Business Operations of Petroleos Mexicanos, Subsidiary Entities and Subsidiary Companies
NOTE 1.	STRUCTURE AND BUSINESS OPERATIONS OF PETRÓLEOS MEXICANOS, SUBSIDIARY ENTITIES AND SUBSIDIARY COMPANIES
Petróleos Mexicanos was created by a decree issued by the Mexican Congress on June 7, 1938. The decree was published in the
Diario Oficial de la Federación
(“Official Gazette of the Federation”) on July 20, 1938 and came into effect on that date. On December 20, 2013, the
Decreto por el que se reforman y adicionan diversas disposiciones de la Constitución Política de los Estados Unidos Mexicanos, en Materia de Energía
(Decree that amends and supplements various provisions of the Mexican Constitution relating to energy matters), was published in the Official Gazette of the Federation. This Decree came into effect on December 21, 2013 and includes transitional articles setting forth the general framework and timeline for implementing legislation relating to the energy sector.
On August 11, 2014, the
Ley de Petróleos Mexicanos
(the “Petróleos Mexicanos Law”) was published in the Official Gazette of the Federation. The Petróleos Mexicanos Law became effective on October 7, 2014, except for certain provisions. On December 2, 2014, the
Secretaría de Energía
(“Ministry of Energy”) published in the Official Gazette of the Federation the declaration pursuant to which the special regime governing Petróleos Mexicanos’ activities relating to productive state-owned subsidiaries, affiliates, compensation, assets, administrative liabilities, state dividend, budget and debt came into effect. On June 10, 2015, the
Disposiciones Generales de Contratación para Petróleos Mexicanos y sus Empresas Productivas Subsidiarias
(General Contracting Provisions for Petróleos Mexicanos and its productive state-owned subsidiaries) was published in the Official Gazette of the Federation and the following day the special regime for acquisitions, leases, services and public works matters came into effect.
Once the Petróleos Mexicanos Law came into effect, Petróleos Mexicanos was transformed from a decentralized public entity to a productive state-owned company. Petróleos Mexicanos is a legal entity empowered to own property and carry on business in its own name with the purpose of carrying out exploration and extraction of crude oil and other hydrocarbons in Mexico. In addition, Petróleos Mexicanos performs activities related to refining, gas processing and engineering and research projects to create economic value and to increase the income of the Mexican Government, as its owner, while adhering to principles of equity and social and environmental responsibility.
The Subsidiary Entities,
Pemex Exploración y Producción
(Pemex Exploration and Production),
Pemex Transformación Industrial
(Pemex Industrial Transformation),
Pemex Logística
(Pemex Logistics) and
Pemex Fertilizantes
(Pemex Fertilizers) are productive state-owned subsidiaries empowered to own property and carry on business in their own name, subject to the direction and coordination of Petróleos Mexicanos (the “Subsidiary Entities”).
The Subsidiary Entities of Petróleos Mexicanos prior to the Corporate Reorganization (defined below) were
Pemex-Exploración y Producción
,
Pemex-Refinación
(Pemex-Refining),
Pemex-Gas
and Petroquímica Básica
(Pemex-Gas
and Basic Petrochemicals) and
Pemex-Petroquímica
(Pemex-Petrochemicals), which were decentralized public entities with a technical, industrial and commercial nature with their own corporate identity and equity, with the legal authority to own property and conduct business in their own names, and were 100% owned by Petróleos Mexicanos and controlled by the Mexican Government; they had been consolidated into and had the characteristics of subsidiaries of Petróleos Mexicanos.
The Board of Directors of Petróleos Mexicanos, in its meeting held on November 18, 2014, approved the Corporate Reorganization proposed by the Director General of Petróleos Mexicanos. Pursuant to the corporate reorganization, the existing four Subsidiary Entities were transformed into two new productive state-owned subsidiaries, which have assumed all of the rights and obligations of the existing Subsidiary Entities. Pemex-Exploration and Production was transformed into Pemex Exploration and Production, a productive state-owned subsidiary, and Pemex-Refining,
Pemex-Gas
and Basic Petrochemicals and Pemex-Petrochemicals were transformed into the productive state-owned subsidiary Pemex Industrial Transformation. The Board of Directors of Petróleos Mexicanos also approved the creation of the following Subsidiary Entities:
Pemex Perforación y Servicios
(Pemex Drilling and Services), Pemex Logistics,
Pemex Cogeneración y Servicios
(Pemex Cogeneration and Services), Pemex Fertilizers and
Pemex Etileno
(Pemex Ethylene) (the “Corporate Reorganization”).
On March 27, 2015, the Board of Directors of Petróleos Mexicanos approved the acuerdos de creación (creation resolutions) of each productive state-owned subsidiary. On April 28, 2015 the creation resolutions of the seven productive state-owned subsidiaries were published in the Official Gazette of the Federation.
On May 29, 2015 the statements related to the creation resolution of the productive state-owned subsidiary Pemex Exploration and Production and the productive state-owned subsidiary Pemex Cogeneration and Services issued by the Board of Directors of Petróleos Mexicanos were published in the Official Gazette of the Federation and, accordingly, these creation resolutions came into effect on June 1, 2015.
On December 29, 2015 and May 12, 2016, modifications to the creation resolution of the productive state-owned subsidiary Pemex Exploration and Production were published in the Official Gazette of the Federation and became effective that same date, respectively.
On July 31, 2015, the statements related to the creation resolution of the productive state-owned subsidiary Pemex Drilling and Services, the productive state-owned subsidiary Pemex Fertilizers and the productive state-owned subsidiary Pemex Ethylene issued by the Board of Directors of Petróleos Mexicanos were published in the Official Gazette of the Federation and, accordingly, these creation resolutions came into effect on August 1, 2015.
On October 1, 2015, the statement related to the creation resolution of the productive state-owned subsidiary Pemex Logistics issued by the Board of Directors of Petróleos Mexicanos was published in the Official Gazette of the Federation and, accordingly, these creation resolutions came into effect on October 1, 2015.
On October 6, 2015, the statement related to the creation resolution of the productive state-owned subsidiary Pemex Industrial Transformation issued by the Board of Directors of Petróleos Mexicanos was published in the Official Gazette of the Federation and, accordingly, these creation resolutions came into effect on November 1, 2015.
On July 13, 2018, the Board of Directors of Petróleos Mexicanos issued the
Declaratoria de Liquidación y Extinción de Pemex Cogeneración y Servicios
 (Declaration of Liquidation and Extinction of Pemex Cogeneration and Services), which was published in the Official Gazette of the Federation and became effective on July 27, 2018. Pemex Industrial Transformation is subrogated in any obligation contracted or right acquired previously, in Mexico and abroad, by Pemex Cogeneration and Services that was in force on July 27, 2018.
On June 24, 2019, the Board of Directors of Petróleos Mexicanos approved the merger of Pemex Exploration and Production and Pemex Drilling and Services, as well as the merger of Pemex Industrial Transformation and Pemex Ethylene, both became effective on July 1, 2019. Pemex Exploration and Production and Pemex Industrial Transformation will remain as merging companies and Pemex Drilling and Services and Pemex Ethylene will become extinct as merged companies.
On June 28, 2019, modifications to the Creation Resolutions of Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Logistics and Pemex Fertilizers, which came into effect on July 1, 2019, were published in the Official Gazette of the Federation.

On July 30, 2019, the Declarations of Extinction of Pemex Drilling and Services and Pemex Ethylene, respectively, resulting from their merger with Pemex Exploration and Production and Pemex Industrial Transformation, respectively, were issued by the Board of Directors of Petróleos Mexicanos and effective on July 1, 2019, were published in the Official Gazette of the Federation.
The Subsidiary Entities, and their primary purposes, are as follows:

•
Pemex Exploration and Production: This entity is in charge of exploration and extraction of crude oil and solid, liquid or gaseous hydrocarbons in Mexico, in the exclusive economic zone of Mexico and abroad, as well as drilling services and repair and services of wells

•
Pemex Industrial Transformation: This entity performs activities related to refining, processing, importing, exporting, trading and the sale of hydrocarbons, as well as commercializes, distributes and trades methane, ethane and propylene, directly or through others.

•
Pemex Logistics: This entity provides transportation, storage and related services for crude oil, petroleum products and petrochemicals to PEMEX (as defined below) and other companies, through pipelines and maritime and terrestrial means, and provides guard and management services.

•	Pemex Fertilizers: This entity produces, distributes and commercializes ammonia, fertilizers and its derivatives, as well as provides related services.
The principal distinction between the Subsidiary Entities and the Subsidiary Companies (as defined below) is that the Subsidiary Entities are productive state-owned entities, whereas the Subsidiary Companies are affiliate companies that were formed in accordance with the applicable laws of each of the respective jurisdictions in which they were incorporated.
The “Subsidiary Companies” are defined as those companies which are controlled, directly or indirectly, by Petróleos Mexicanos (see Note
3-A).
“Associates,” as used herein, means those companies in which Petróleos Mexicanos has significant influence but not control or joint control over its financial and operating policies. Petróleos Mexicanos, the Subsidiary Entities and the Subsidiary Companies are referred to collectively herein as “PEMEX.”
PEMEX’s address and its principal place of business is: Av. Marina Nacional No. 329, Col. Verónica Anzures, Alcaldía Miguel Hidalgo, 11300, Ciudad de México, México.